Related Party Transactions - Schedule of Charged to these Arrangements (Details) - Related Party Arrangement [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Charged to these Arrangements [Line Items]
Salaries and benefits		$ 2,244
Office and other	104	469
Filing and regulatory fees		54
Marketing and travel		19
Related party arrangement	$ 104	$ 2,786